Schedule of Investments (unaudited)	iShares® MSCI South Korea ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.5%
Korea Aerospace Industries Ltd.(a)	502,592	$21,276,603

Air Freight & Logistics — 0.5%
Hyundai Glovis Co. Ltd.	121,933	20,805,868

Airlines — 0.7%
Korean Air Lines Co. Ltd.(b)	1,144,031	26,837,073

Auto Components — 3.0%
Hankook Tire & Technology Co. Ltd.	498,610	14,304,622
Hanon Systems(a)	1,313,955	12,099,402
Hyundai Mobis Co. Ltd.	338,290	59,423,034
LG Energy Solution(a)(b)	87,908	31,540,717
		117,367,775
Automobiles — 5.0%
Hyundai Motor Co.(a)	679,055	103,474,356
Kia Corp.	1,313,067	90,583,339
		194,057,695
Banks — 7.8%
Hana Financial Group Inc.	1,536,569	61,452,458
Industrial Bank of Korea	1,686,617	15,337,229
KakaoBank Corp.(a)(b)	364,040	11,899,606
KB Financial Group Inc.	1,959,887	95,786,481
Shinhan Financial Group Co. Ltd.	2,275,689	79,219,402
Woori Financial Group Inc.	2,995,945	36,083,697
		299,778,873
Biotechnology — 2.6%
Alteogen Inc.(a)(b)	137,164	6,360,795
Celltrion Inc.(a)	488,351	63,145,586
Green Cross Corp.	21,835	3,379,548
Seegene Inc.(a)	180,620	6,477,980
SK Biopharmaceuticals Co. Ltd.(a)(b)	135,400	9,463,257
SK Bioscience Co. Ltd.(a)(b)	89,972	9,818,414
		98,645,580
Capital Markets — 2.0%
Korea Investment Holdings Co. Ltd.	265,163	15,284,217
Meritz Securities Co. Ltd.	3,094,607	15,164,256
Mirae Asset Securities Co. Ltd.(a)	2,544,616	16,703,359
NH Investment & Securities Co. Ltd.	1,168,824	10,172,153
Samsung Securities Co. Ltd.	429,872	13,721,533
SK Square Co. Ltd.(a)(b)	160,357	6,085,363
		77,130,881
Chemicals — 5.0%
Hanwha Solutions Corp.(b)	859,824	26,993,746
Kumho Petrochemical Co. Ltd.	159,451	20,549,723
LG Chem Ltd.	221,762	104,234,668
Lotte Chemical Corp.(a)	103,157	16,986,857
SK Chemicals Co. Ltd.	56,592	5,875,363
SK IE Technology Co. Ltd.(a)(b)(c)	63,673	6,464,908
SKC Co. Ltd.(a)	79,095	10,218,356
		191,323,621
Commercial Services & Supplies — 0.2%
S-1 Corp.(a)	136,431	7,907,636

Construction & Engineering — 1.3%
GS Engineering & Construction Corp.(a)	450,661	14,439,525
Hyundai Engineering & Construction Co. Ltd.	489,262	17,053,516
Security	Shares	Value

Construction & Engineering (continued)
Samsung Engineering Co. Ltd.(a)(b)	1,037,493	$20,511,950
		52,004,991
Construction Materials — 0.6%
POSCO Chemical Co. Ltd.(a)	204,804	21,493,245

Diversified Financial Services — 0.1%
Meritz Financial Group Inc.(a)	123,388	3,253,379

Diversified Telecommunication Services — 0.4%
LG Uplus Corp.	1,332,672	14,898,872

Electric Utilities — 0.7%
Korea Electric Power Corp.(b)	1,374,746	25,903,468

Electrical Equipment — 1.1%
Doosan Enerbility Co. Ltd.(a)(b)	1,535,925	25,619,154
Ecopro BM Co. Ltd.(a)	42,800	17,406,275
		43,025,429
Electronic Equipment, Instruments & Components — 6.0%
Iljin Materials Co. Ltd.(a)	83,232	6,036,522
L&F Co. Ltd.(b)	80,297	16,814,244
LG Display Co. Ltd.(a)	1,348,307	18,861,701
LG Innotek Co. Ltd.(a)	101,723	31,435,208
Samsung Electro-Mechanics Co. Ltd.	302,382	37,572,246
Samsung SDI Co. Ltd.	261,888	121,107,483
		231,827,404
Entertainment — 1.8%
HYBE Co. Ltd.(b)	65,210	12,124,908
NCSoft Corp.	90,775	33,233,156
Netmarble Corp.(a)(c)	171,857	11,526,455
Pearl Abyss Corp.(a)(b)	240,918	12,256,867
		69,141,386
Food & Staples Retailing — 0.6%
BGF retail Co. Ltd.	65,705	9,707,679
E-MART Inc.	142,311	13,284,117
		22,991,796
Food Products — 0.8%
CJ CheilJedang Corp.	56,899	18,025,890
Orion Corp./Republic of Korea	155,831	12,225,430
		30,251,320
Health Care Equipment & Supplies — 0.1%
SD Biosensor Inc.	130,793	5,270,941
Health Care Providers & Services — 0.5%
Celltrion Healthcare Co. Ltd.	352,260	17,538,396
Hotels, Restaurants & Leisure — 0.4%
Kangwon Land Inc.(a)(b)	734,142	16,639,657
Household Durables — 1.7%
Coway Co. Ltd.(a)	304,868	17,542,031
LG Electronics Inc.(a)	563,768	47,551,534
		65,093,565
Industrial Conglomerates — 3.2%
CJ Corp.	118,225	8,129,050
LG Corp.	459,721	29,651,260
Samsung C&T Corp.	443,926	43,224,418
SK Inc.	217,784	43,453,776
		124,458,504

Schedule of Investments (unaudited) (continued)	iShares® MSCI South Korea ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance — 1.8%
DB Insurance Co. Ltd.(a)	345,618	$18,075,601
Meritz Fire & Marine Insurance Co. Ltd.(a)	99,606	3,105,392
Samsung Fire & Marine Insurance Co. Ltd.(a)	161,963	25,946,184
Samsung Life Insurance Co. Ltd.(a)	397,189	21,799,876
		68,927,053
Interactive Media & Services — 5.9%
Kakao Corp.	1,358,021	92,751,846
NAVER Corp.(a)	579,945	134,285,967
		227,037,813
Internet & Direct Marketing Retail — 0.2%
CJ ENM Co. Ltd.	82,814	7,927,893

IT Services — 0.6%
Samsung SDS Co. Ltd.	185,309	22,158,774

Leisure Products — 0.6%
HLB Inc.(a)(b)	626,142	22,901,962

Life Sciences Tools & Services — 1.7%
Samsung Biologics Co. Ltd.(a)(b)(c)	94,121	64,234,467

Machinery — 1.7%
Doosan Bobcat Inc.	398,272	12,172,571
HD Hyundai Co. Ltd.	310,553	15,639,100
Hyundai Heavy Industries Co. Ltd.(b)	32,975	3,171,698
Korea Shipbuilding & Offshore Engineering Co. Ltd.(b)	222,868	16,412,316
Samsung Heavy Industries Co. Ltd.(a)(b)	3,709,642	17,727,914
		65,123,599
Marine — 1.1%
HMM Co. Ltd.(a)	1,070,948	27,997,453
Pan Ocean Co. Ltd.	2,503,002	15,312,813
		43,310,266
Media — 0.3%
Cheil Worldwide Inc.	547,454	11,472,444

Metals & Mining — 3.4%
Hyundai Steel Co.(a)	543,580	18,037,458
Korea Zinc Co. Ltd.	50,629	24,242,988
POSCO Holdings Inc.	378,967	88,086,877
		130,367,323
Multiline Retail — 0.1%
Lotte Shopping Co. Ltd.	43,178	3,531,413

Oil, Gas & Consumable Fuels — 2.3%
GS Holdings Corp.	340,888	12,460,773
SK Innovation Co. Ltd.(b)	290,678	50,358,398
S-Oil Corp.	271,630	25,069,431
		87,888,602
Personal Products — 1.5%
Amorepacific Corp.(a)	175,412	23,108,453
AMOREPACIFIC Group	203,210	7,541,857
LG Household & Health Care Ltd.(a)	47,619	28,121,920
		58,772,230
Pharmaceuticals — 0.9%
Celltrion Pharm Inc.(a)(b)	84,202	5,543,676
Hanmi Pharm Co. Ltd.(a)	49,596	12,365,417
Yuhan Corp.(a)	364,586	17,747,690
		35,656,783
Road & Rail — 0.2%
CJ Logistics Corp.(b)	77,845	8,126,041
Security	Shares	Value

Semiconductors & Semiconductor Equipment — 5.6%
SK Hynix Inc.(a)	2,493,605	$216,128,799

Software — 0.6%
Kakao Games Corp.(a)(b)	105,676	5,301,107
Krafton Inc.(a)(b)	89,888	18,701,794
		24,002,901
Specialty Retail — 0.3%
Hotel Shilla Co. Ltd.(a)	199,408	12,510,620

Technology Hardware, Storage & Peripherals — 21.6%
Samsung Electronics Co. Ltd.	15,313,948	832,740,958

Textiles, Apparel & Luxury Goods — 0.2%
F&F Co. Ltd./New	65,336	7,661,407

Tobacco — 1.1%
KT&G Corp.(a)	595,365	40,851,440
Wireless Telecommunication Services — 0.3%
SK Telecom Co. Ltd.	266,511	12,271,652

Total Common Stocks — 98.6%
(Cost: $1,611,946,119)		3,802,528,398

Preferred Stocks

Automobiles — 0.7%
Hyundai Motor Co.
Preference Shares, NVS	147,333	11,060,183
Series 2, Preference Shares, NVS	210,836	15,623,445
		26,683,628
Chemicals — 0.3%
LG Chem Ltd., Preference Shares, NVS	55,721	13,086,915

Personal Products — 0.1%
LG Household & Health Care Ltd., Preference Shares, NVS	13,667	4,450,857

Technology Hardware, Storage & Peripherals — 0.1%
Samsung Electronics Co. Ltd., Preference Shares, NVS	61,949	3,038,677

Total Preferred Stocks — 1.2%
(Cost: $23,776,289)		47,260,077

Rights

Electrical Equipment — 0.0%
Ecopro BM Co. Ltd., (Expires 06/17/22)(a)(b)	2,411	301,083

Total Rights — 0.0%
(Cost: $0)		301,083

Short-Term Securities

Money Market Funds — 6.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.87%(d)(e)(f)	238,678,225	238,678,225

Schedule of Investments (unaudited) (continued)	iShares® MSCI South Korea ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.72%(d)(e)	1,660,000	$1,660,000
		240,338,225
Total Short-Term Securities — 6.2%
(Cost: $240,310,567)		240,338,225

Total Investments in Securities — 106.0%
(Cost: $1,876,032,975)		4,090,427,783

Liabilities in Excess of Other Assets — (6.0)%		(231,284,264)

Net Assets — 100.0%		$3,859,143,519

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/22	Shares Held at 05/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$122,734,315	$115,997,750	(a)	$—	$(21,418)	$(32,422)	$238,678,225	238,678,225	$3,035,716	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,140,000	520,000	(a)	—	—	—	1,660,000	1,660,000	2,486		—
					$(21,418)	$(32,422)	$240,338,225		$3,038,202		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
KOSPI2 Index	156	06/09/22	$11,123	$(353,617)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is

Schedule of Investments (unaudited) (continued)	iShares® MSCI South Korea ETF
May 31, 2022

Fair Value Measurements (continued)

determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$3,171,698	$3,799,356,700	$—	$3,802,528,398
Preferred Stocks	—	47,260,077	—	47,260,077
Rights	301,083	—	—	301,083
Money Market Funds	240,338,225	—	—	240,338,225
	$243,811,006	$3,846,616,777	$—	$4,090,427,783
Derivative financial instruments(a)
Liabilities
Futures Contracts	$—	$(353,617)	$—	$(353,617)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

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